Contingent and Earn-Out Liabilities	12 Months Ended
Dec. 31, 2021
Contingent And Earn Out Liabilities [Abstract]
Contingent and Earn-Out Liabilities

11) Contingent and Earn-Out Liabilities

Earn-Out Milestones

Certain of indie’s stockholders are entitled to receive up to 10,000,000 earn-out shares of the Company’s Class A common stock if the earn-out milestones are met. The earn-out milestones represent two independent criteria, which each entitles the eligible stockholders to 5,000,000 earn-out shares per milestone met. Each earn-out milestone is considered met if at any time following the Transaction and prior to December 31, 2027, the volume weighted average price of indie’s Class A common stock is greater than or equal to $12.50 or $15.00 for any twenty trading days within any thirty-trading day period, respectively. Further, the earn-out milestones are also considered to be met if indie undergoes a Sale. A Sale is defined as the occurrence of any of the following for indie: (i) engage in a “going private” transaction pursuant to Rule 13e-3 under the Exchange Act or otherwise cease to be subject to reporting obligations under Sections 13 or 15(d) of the Exchange Act; (ii) Class A common stock ceases to be listed on a national security exchange, other than for the failure to satisfy minimum listing requirements under applicable stock exchange rules; or (iii) change of ownership (including a merger or consolidation) or approval of a plan for complete liquidation or dissolution.

These earn-out shares have been categorized into two components: (i) those associated with stockholders with vested equity at the closing of the Transaction that will be earned upon achievement of the earn-out milestones (the “Vested Shares”) and (ii) those associated with stockholders with unvested equity at the closing of the Transaction that will be earned over the remaining service period with the Company on their unvested equity shares and upon achievement of the Earn-Out Milestones (the “Unvested Shares”). The Vested Shares are classified as liabilities in the consolidated balance sheet and the Unvested Shares are equity-classified share-based compensation to be recognized over time (see Note 17 — Share-Based Compensation). The earn-out liability was initially measured at fair value at the closing of the Transaction and subsequently remeasured at the end of each reporting period. The change in fair value of the earn-out liability is recorded as part of Other income (expense), net in the consolidated statement of operations.

The estimated fair value of the earn-out liability was determined using a Monte Carlo simulation that simulated the future path of the Company’s stock price over the earn-out period. The assumptions utilized in the calculation are based on the achievement of certain stock price milestones including projected stock price, volatility, and risk-free rate.

Escrow Shares

3,450,000 Class A common shares of indie were placed in escrow for the potential future release to the sponsors of TB2 in the event the earn-out milestones are met. The earn-out milestones for the Escrow Shares are identical to those of the earn-out shares. Achievement of each milestone entitles the shareholders to 50% of the total Escrow Shares. The Escrow Shares have been accounted for as a liability and remeasured to fair value each reporting period.

At the closing of the Transaction on June 10, 2021, the earn-out liability had an initial fair value of $119,759, which was recorded as a long-term liability and a reduction to additional paid in capital in the consolidated balance sheet.

As of November 9, 2021, the first earn-out milestone was achieved while the second Earn-Out Milestone remains unachieved. The achievement of the first earn-out milestone eliminated the variability in the arrangement that previously prevented this instrument to be equity-classified. As a result, the earn-out liabilities associated with the first Earn-Out Milestone were recorded to Additional paid-in capital in the consolidated balance sheet at its fair value. At the same time, the unearned liabilities associated with the second Earn-Out Milestones were also remeasured to its fair value and reclassified per ASC 815-40 to Additional paid-in capital in the consolidated balance sheet. The total fair value associated with the first and second Earn-Out Milestone is $158,517 and the change in fair value of $38,758 from its initial measurement date is recorded as part of Other income (expense), net in the consolidated statement of operations.

As of December 31, 2021, there was no liability remaining on the balance sheet.

Contingent Consideration

On May 13, 2020, in connection with the acquisition of City Semi, the company recorded contingent consideration as a long-term liability at a fair value of $1,180. The contingent consideration is comprised of two tranches. The first tranche is payable, up to a maximum of $500, upon the achievement of cash collection targets within twelve months of the acquisition, and $456 was achieved in May 2021. The second tranche is payable, up to a maximum of $1,500, upon the shipment of a product incorporating the acquired developed technology. In September 2021, the Company paid off the first tranche of the contingent consideration. The fair value of the second tranche contingent consideration liabilities was $980 as of December 31, 2021.

On October 1, 2021, in connection with the acquisition of ON Design Israel Ltd, the company recorded contingent consideration as a long-term liability at a fair value of $4,000. The contingent consideration is comprised of two tranches. The first tranche is payable, up to a maximum of $2,500, upon the achievement of tapeout within 30 months of the acquisition. The second tranche is payable, up to a maximum of $5,000, upon indie’s achievement of a design win within 36 months of the acquisition. The fair value of the first and second tranche contingent consideration liabilities was $1,817 and $2,222, respectively, and are recorded in Other long-term liabilities in the consolidated balance sheet as of December 31, 2021. The change in fair value since the acquisition date is recorded in Other income (expense), net in the consolidated statement of operations.

See Note 3 — Business Combinations for additional information.